Share-Based Compensation (Details)		12 Months Ended
	Dec. 19, 2025 $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses		¥ 14,005,587	$ 1,992,600
Total outstanding shares	20.00%
Granted shares (in Shares)	540,000
Fair value of shares (in Dollars per share) | $ / shares	$ 3.69
Unrecognized compensation expense | $
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expenses		¥ 14,005,587	$ 1,992,600
Granted shares (in Shares)		540,000	540,000
Fair value of shares (in Dollars per share) | $ / shares			$ 3.69
2024 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Available shares (in Shares)	550,000